Grants and other liabilities (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($) Type	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Grants and other liabilities [Abstract]
Grants	$ 823,604		$ 852,854
Other liabilities and provisions	338,236		380,954
Dismantling provision	158,966		155,279
Lease liabilities	84,181		82,366
Accruals on Spanish market prices differences	50,326		98,820
Others	44,763		44,489
Grants and other non-current liabilities	$ 1,161,840		1,233,808
Number of grant types | Type	2
Income from grants	$ 29,181	$ 29,349
Accruals on Spanish market prices differences	12,107		12,475
Solana and Mojave [Member]
Grants and other liabilities [Abstract]
Income from grants	29,100	$ 29,300
U.S. Department of Treasury [Member]
Grants and other liabilities [Abstract]
Grants	562,000		578,000
Federal Financing Bank [Member]
Grants and other liabilities [Abstract]
Grants	$ 260,000		$ 273,000